Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net	Intangible assets, net
Indefinite-lived and Finite-lived intangible assets, net consists of the following:

	As of December 31, 2024	As of December 31, 2023
Indefinite-lived intangible assets:
Trademarks and domains	$13,882	$13,882
Finite-lived intangible assets:
Trademarks and domains	26,264	18,494
Developed technology	183,160	160,436
Licenses	1,318	1,333
Customer relationships	24,908	39,452
Total intangible assets	$249,532	$233,597
Accumulated amortization (1)	(166,482)	(143,176)
Total intangible assets, net	$83,050	$90,421
(1)Accumulated amortization as of December 31, 2024 comprised $134,550, $863, $16,096 and $14,973 for developed technology, licenses, customer relationships and trademarks, respectively. Accumulated amortization as of December 31, 2023 comprised $112,506, $777, $19,690 and $10,203 for developed technology, licenses, customer relationships and trademarks, respectively.
The changes in the balance of intangible assets, net for the years ended December 31, 2024 and 2023 consist of the following:

	As of December 31, 2024	As of December 31, 2023
Balance, beginning of year	$90,421	$91,500
Additions	30,330	31,146
Disposals related to assets held for sale (Nota 31)	(1,404)	—
Amortization	(31,585)	(27,975)
Foreign currency translation adjustment	(4,712)	3,988
Assets held for sale (Note 31)	—	(8,238)
Balance, end of year	$83,050	$90,421
Amortization expense for the years ended December 31, 2024, 2023 and 2022 was classified as follows:

	For the year ended December 31
	2024	2023	2022
Technology and product development	$26,945	$20,924	$18,825
General and administrative	2,943	5,517	8,403
Selling and marketing	1,411	1,340	1,586
Cost of revenue	286	194	171
Total amortization expense	$31,585	$27,975	$28,985
The estimated future amortization expense related to intangible assets with finite lives as of December 31, 2024, assuming no subsequent impairment of the underlying assets, is as follows:

Year	Amount
2025	$26,614
2026	19,844
2027	10,557
2028	1,626
2029 and thereafter	10,527
Total	$69,168
Impairment Assessments
Indefinite-lived intangible assets:
Our indefinite-lived intangible assets comprise our trademarks Despegar and Decolar.We test indefinite-lived intangible assets for impairment as of December 31 of each year, or more frequently if events and circumstances indicate that an impairment may have occurred. In our evaluation of our indefinite-lived intangible assets, we typically first perform a quantitative assessment. Periodically, we may choose to perform a qualitative assessment, prior to performing the quantitative analysis, to determine whether the fair value of the indefinite-lived intangible asset is more likely than not impaired.

As of December 31, 2024, we performed a qualitative impairment assessment indicating that it was not “more likely than not” that the fair value of the indefinite-lived intangible assets was less than the carrying value and concluded that there was no impairment of indefinite-lived intangible assets.
As of December 31, 2023, we performed our annual quantitative impairment test and concluded that there was no impairment of indefinite-lived intangible assets. We base our measurement of fair value of our trade name and trademarks, classified as Level 3 measurements, using the relief-from-royalty method, which includes unobservable inputs, including projected revenues and royalty rate of 2.5%.